Investments in Entities and its Valuations (Tables)	12 Months Ended
Mar. 31, 2018
Investments in Entities and its Valuations [Abstract]
Schedule of investments
	March 31, 2018	March 31, 2017
JiaXing YiTou ShangMa Investments Limited Partnership Company	$75,547	$72,563
Total, net